UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-9537

MFS CALIFORNIA MUNICIPAL FUND

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

August 31, 2013

MFS® CALIFORNIA MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS

8/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 173.2%
Airport Revenue - 7.9%
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “C”, BHAC, 5.25%, 2038	$750,000	$774,786
Orange County, CA, Airport Rev., “A”, 5%, 2031	190,000	192,668
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 2021	500,000	546,410
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 2030	285,000	279,614
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 2031	150,000	146,045
San Jose, CA, Airport Rev., “A-2”, 5.25%, 2034	440,000	442,702

		$2,382,225
General Obligations - General Purpose - 10.2%
Commonwealth of Puerto Rico, “A”, 5.5%, 2018	$370,000	$376,545
State of California, AMBAC, 6%, 2017	1,000,000	1,163,330
State of California, 5.25%, 2035	455,000	467,303
State of California, 5.5%, 2040	630,000	649,732
State of California, 5.25%, 2040	415,000	422,146

		$3,079,056
General Obligations - Schools - 27.8%
Alhambra, CA, Unified School District, “B”, ASSD GTY, 5.25%, 2028	$500,000	$528,255
Banning, CA, Unified School District (Election of 2006), “B”, ASSD GTY, 5.25%, 2033	500,000	515,435
Beaumont, CA, Unified School District (Election of 2008), Capital Appreciation, “C”, AGM, 0%, 2040	955,000	189,119
Chabot-Las Positas, CA, Community College (Election of 2004), “B”, AMBAC, 5%, 2030	60,000	66,691
El Camino, CA, Community College District (Election of 2002), “C”, 4%, 2037	550,000	465,608
Lake Tahoe, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 2045	515,000	168,493
Montebello, CA, Unified School District (Election of 2004), “A-1”, ASSD GTY, 5.25%, 2034	355,000	366,800
Napa Valley, CA, Unified School District, 5%, 2020	225,000	260,159
Peralta, CA, Community College District, AGM, 5%, 2016	500,000	557,130
Pittsburg, CA, Unified School District, “B”, AGM, 5.5%, 2034	500,000	525,135
Pomona, CA, Unified School District, “A”, NATL, 6.55%, 2029	1,000,000	1,152,190
San Diego County, CA, Southwestern Community College District (Election of 2008), “C”, 5%, 2040	370,000	364,065
San Diego, CA, Community College (Election of 2002), 5.25%, 2033	125,000	134,093
San Joaquin, CA, Delta Community College District (Election of 2004), “B”, Capital Appreciation, AGM, 0%, 2018	400,000	353,076
Santee, CA, School District (Election of 2006), Capital Appreciation, “D”, ASSD GTY, 0%, 2043	765,000	118,996
Vallejo City, CA, Unified School District, “A”, NATL, 5.9%, 2025	500,000	511,650
Victor, CA, Elementary School District (Election of 2008), “A”, ASSD GTY, 5.125%, 2034	500,000	514,460
Washington, CA, Yolo County Unified School District (New High School Project), 5%, 2021	450,000	480,528
West Contra Costa, CA, Unified School District, “A”, NATL, 5.7%, 2023	500,000	585,305
West Covina, CA, Unified School District, “A”, NATL, 5.8%, 2021	500,000	555,320

		$8,412,508
Healthcare Revenue - Hospitals - 27.5%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Sharp Healthcare), 6.25%, 2039	$505,000	$547,364
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Sharp Healthcare), “A”, 5%, 2026	110,000	113,966
California Health Facilities Financing Authority Rev. (Cedars-Sinai Medical Center), 5%, 2034	250,000	243,605
California Health Facilities Financing Authority Rev. (Memorial Health Services), “A”, 5%, 2033	295,000	294,248
California Health Facilities Financing Authority Rev. (Scripps Health), “A”, 5%, 2032	525,000	521,120
California Health Facilities Financing Authority Rev. (Scripps Health), “A”, 5%, 2040	255,000	243,673
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.5%, 2020	500,000	590,185
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.875%, 2031	500,000	544,640
California Municipal Finance Authority, COP (Community Hospitals of Central California), 5.25%, 2027	250,000	248,325
California Statewide Communities Development Authority Rev. (Adventist), ASSD GTY, 5%, 2037	500,000	483,890
California Statewide Communities Development Authority Rev. (Catholic Healthcare West), “K”, ASSD GTY, 5.5%, 2041	1,000,000	1,031,850
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, CALHF, 5.5%, 2023	500,000	552,675

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
California Statewide Communities Development Authority Rev. (Huntington Memorial Hospital), 5%, 2035	$535,000	$498,657
California Statewide Communities Development Authority Rev. (Kaiser Permanente), “A”, 5%, 2042	455,000	430,530
California Statewide Communities Development Authority Rev. (Santa Ynez Valley Cottage Hospital), 5.25%, 2030	260,000	269,386
California Statewide Communities Development Authority Rev. (Sutter Health), “A”, 5%, 2032	610,000	604,089
California Statewide Communities Development Authority Rev. (Trinity Health Corp.), 5%, 2041	450,000	432,855
Santa Clara County, CA, Financing Authority Rev. (El Camino Hospital), AMBAC, 5.125%, 2041	400,000	387,672
Upland, CA, COP (San Antonio Community Hospital), 6.375%, 2032	250,000	273,563

		$8,312,293
Healthcare Revenue - Long Term Care - 2.7%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Episcopal Senior Communities), 6.125%, 2041	$150,000	$152,544
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Eskaton Properties, Inc.), 5%, 2035	230,000	204,808
California Statewide Communities Development Authority Rev. (Episcopal Communities & Services for Seniors Obligated Group), 5%, 2047	315,000	259,513
California Statewide Communities Development Authority Rev. (Eskaton Properties, Inc.), 5.25%, 2034	230,000	213,339

		$830,204
Miscellaneous Revenue - Other - 3.2%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Jackson Lab), 5.75%, 2015 (c)	$385,000	$429,776
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Jackson Lab), 5%, 2037	400,000	381,760
California Infrastructure & Economic Development Bank Rev. (Walt Disney Family Museum), 5.25%, 2033	160,000	161,304

		$972,840
Port Revenue - 4.2%
Alameda Corridor Transportation Authority, California Rev., “A”, AGM, 5%, 2028	$305,000	$315,483
Port of Oakland, CA, Rev., “P”, 5%, 2033	1,000,000	953,010

		$1,268,493
Sales & Excise Tax Revenue - 1.7%
California Economic Recovery, “A”, 5%, 2020	$250,000	$288,493
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Convertible Capital Appreciation, “A”, 0% to 2016, 6.75% to 2032	250,000	211,583

		$500,076
Single Family Housing Revenue - Local - 0.0%
California Rural Home Mortgage Finance Authority Rev., Mortgage Backed Securities Program, “A”, GNMA, 6.35%, 2029	$5,000	$5,096

Single Family Housing - Other - 1.6%
California Department of Veterans Affairs, Home Purchase Rev., “A”, 4.5%, 2028	$500,000	$495,995

Single Family Housing - State - 3.6%
California Housing Finance Agency Rev. (Home Mortgage), “E”, 4.75%, 2030	$305,000	$279,005
California Housing Finance Agency Rev. (Home Mortgage), “K”, 5.3%, 2023	190,000	190,808
California Housing Finance Agency Rev. (Home Mortgage), “L”, 5.45%, 2033	555,000	544,400
California Housing Finance Agency Rev. (Home Mortgage), “L”, FNMA, 5.5%, 2038	80,000	77,777

		$1,091,990
Solid Waste Revenue - 1.7%
Salinas Valley, CA, Solid Waste Authority Rev., AMBAC, 5.125%, 2022	$500,000	$501,230

State & Agency - Other - 1.5%
Sacramento County, CA, Public Facilities Project, COP, AMBAC, 4.75%, 2027	$500,000	$450,795

State & Local Agencies - 18.7%
California Public Works Board Lease Rev. (Judicial Council Projects), “A”, 5%, 2028	$380,000	$390,401
Compton, CA, Public Finance Authority, AMBAC, 5%, 2032	500,000	337,830

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Local Agencies - continued
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., FGIC, 5%, 2035	$255,000	$248,385
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., BHAC, 5%, 2038	1,000,000	961,500
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2038	1,000,000	916,710
Los Angeles County, CA, Schools Regionalized Business Service Corp., Pooled Financing, Capital Appreciation, “A”, AMBAC, 0%, 2018	2,020,000	1,655,329
Los Angeles County, CA, Schools Regionalized Business Service Corp., Pooled Financing, Capital Appreciation, “A”, AMBAC, 0%, 2023	1,220,000	717,592
Los Angeles, CA, Municipal Improvement Corp. Lease Rev., “B”, ASSD GTY, 5.5%, 2030	390,000	417,343

		$5,645,090
Tax Assessment - 13.2%
Dana Point, CA, Community Facilities District, Special Tax, “2006-1”, 4.625%, 2043	$145,000	$124,384
Fontana, CA, Public Finance Authority, Tax Allocation Rev. (Sub Lien North Fontana Redevelopment), “A”, AMBAC, 5%, 2029	1,000,000	1,005,230
Fullerton, CA, Community Facilities District, Special Tax (Amerige Heights), 5%, 2032	155,000	149,294
Huntington Park, CA, Public Financing Authority Rev., “A”, AGM, 5.25%, 2019	500,000	524,825
Irvine, CA, Limited Obligation Improvement (Reassessment District #12-1), 4%, 2022	115,000	117,001
Irvine, CA, Limited Obligation Improvement (Reassessment District #12-1), 5%, 2023	60,000	65,107
North Natomas, CA, Community Facilities District Special Tax, “4-E”, 5.25%, 2033	160,000	153,130
San Diego, CA, Redevelopment Agency, Tax Allocation (Centre City), “A”, AMBAC, 5.25%, 2025	500,000	512,340
San Dieguito, CA, Public Facilities Authority, ‘‘A’’, AMBAC, 5%, 2032	500,000	458,295
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 (Mission Bay South Public Improvements), “A”, 5%, 2033	130,000	123,698
San Jose, CA, Redevelopment Agency, Tax Allocation (Merged Area Redevelopment Project), “C”, NATL, 4.25%, 2030	900,000	755,217

		$3,988,521
Tobacco - 3.9%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.125%, 2047	$1,000,000	$665,980
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	715,000	521,700

		$1,187,680
Toll Roads - 1.8%
Foothill/Eastern Corridor Agency, CA, Toll Road Rev., NATL, 5.125%, 2019	$250,000	$250,268
Riverside County, CA, Transportation Commission, Toll Rev., “A”, 5.75%, 2044	320,000	309,235

		$559,503
Transportation - Special Tax - 3.5%
Commonwealth of Puerto Rico Highway & Transportation Authority, Highway Rev., “Y”, AGM, 5.5%, 2016 (c)	$450,000	$510,525
San Francisco, CA, Bay Area Rapid Transit District, Sales Tax Rev., “A”, 5%, 2036	220,000	224,070
San Francisco, CA, Municipal Transportation Agency Rev., “B”, 5%, 2037	335,000	332,709

		$1,067,304
Universities - Colleges - 6.2%
California Educational Facilities Authority Rev. (Dominican University of California), 5%, 2025	$120,000	$121,349
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 2030	285,000	316,658
California Public Works Board Lease Rev. (The Regents of the University of California), 5%, 2028	375,000	401,895
California State University Rev., “A”, 5%, 2024	370,000	406,312
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.875%, 2043	230,000	201,009
University Enterprises, Inc. (Auxiliary Organization), “A”, FGIC, 4.375%, 2030	500,000	425,110

		$1,872,333
Universities - Secondary Schools - 1.5%
California Statewide Communities Development Authority, School Facility Rev. (Alliance for College-Ready Public Schools), “A”, 6.1%, 2032	$150,000	$143,366
California Statewide Communities Development Authority, School Facility Rev. (Alliance for College-Ready Public Schools), “A”, 6.375%, 2047	315,000	298,119

		$441,485

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Cogeneration - 1.3%
California Pollution Control Financing Authority, Water Furnishing Rev. (Poseidon Resources Desalination Project), 5%, 2045	$505,000	$395,430

Utilities - Municipal Owned - 10.6%
California Department of Water Resources, Power Supply Rev., “L”, 5%, 2019 (f)	$805,000	$936,320
California Department of Water Resources, Power Supply Rev., “N”, 5%, 2020	205,000	238,421
Northern California Power Agency, Capital Facilities Rev., “A”, 5.25%, 2024	390,000	411,208
Sacramento, CA, Municipal Utility District Rev., “U”, AGM, 5%, 2019	750,000	849,750
Sacramento, CA, Municipal Utility District Rev., “X”, 5%, 2025	370,000	399,929
Vernon, CA, Electric System Rev., “A”, 5.5%, 2041	370,000	361,216

		$3,196,844
Utilities - Other - 2.7%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	$245,000	$267,217
Southern California Public Power Authority (Natural Gas Project No. 1), “A”, 5%, 2033	585,000	551,632

		$818,849
Water & Sewer Utility Revenue - 16.2%
Atwater, CA, Public Financing Authority Wastewater Rev., ASSD GTY, 5%, 2034	$500,000	$448,930
Bay Area, CA, Water Supply & Conservation Agency, “A”, 5%, 2034	225,000	229,799
California Department of Water Resources (Center Valley Project), “A-E”, 5%, 2028	500,000	547,315
Chino Basin, CA, Regional Financing Authority Rev. (Inland Empire Utilities Agency), “A”, AMBAC, 5%, 2038	1,000,000	1,034,790
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.75%, 2037	110,000	79,994
Escondido CA, Joint Powers Financing Authority Rev. (Water System Financing), 5%, 2041	460,000	439,337
Los Angeles, CA, Department of Water & Power Waterworks Rev., “C”, NATL, 5%, 2014 (c)	500,000	519,705
Madera, CA, Irrigation Financing Authority Rev., 6.5%, 2040	440,000	462,708
Norco, CA, Financing Authority Enterprise Rev., AGM, 5.625%, 2039	215,000	215,482
San Francisco, CA, City & County Public Utilities Commission, Wastewater Rev., “B”, 4%, 2036	355,000	304,040
Sonoma County, CA, Water Agency Rev., “A”, AGM, 5%, 2036	600,000	604,194

		$4,886,294
Total Municipal Bonds		$52,362,134

Money Market Funds - 5.2%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	1,564,978	$1,564,978
Total Investments		$53,927,112

Other Assets, Less Liabilities - 2.4%		726,356

VMTPS, at liquidation value (issued by the fund) - (80.8)%		(24,425,000)
Net Assets applicable to common shares - 100.0%		$30,228,468

(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
VMTPS	Variable Rate Municipal Term Preferred Shares

Portfolio of Investments (unaudited) – continued

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Housing Finance Agency
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.

Derivative Contracts at 8/31/13

Futures Contracts Outstanding at 8/31/13

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	20	$2,485,625	December - 2013	$6,980

Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	4	$527,625	December - 2013	$(3,741)

At August 31, 2013, the fund had liquid securities with an aggregate value of $51,178 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

8/31/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of August 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$52,362,134	$—	$52,362,134
Mutual Funds	1,564,978	—	—	1,564,978
Total Investments	$1,564,978	$52,362,134	$—	$53,927,112

Other Financial Instruments
Futures Contracts	$3,239	$—	$—	$3,239

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$54,781,569
Gross unrealized appreciation	1,580,847
Gross unrealized depreciation	(2,435,304)
Net unrealized appreciation (depreciation)	$(854,457)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,001,732	5,915,713	(5,352,467)	1,564,978

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$650	$1,564,978

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS CALIFORNIA MUNICIPAL FUND

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: October 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: October 17, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 17, 2013

*	Print name and title of each signing officer under his or her signature.